Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
22.
Related party transactions

The Company has provided and purchased services to and from various affiliates of certain directors or entities under common control. The dollar amounts related to these related party activities are not significant to our consolidated financial statements.

In the prior year, we entered into a lease with an affiliate of one of our directors. The balance of the right of use asset and lease liability as of December 31, 2023 was $2,867 and $3,327, respectively. We also have a ten-year license and risk management agreement with this same affiliate to provide data license and risk management solution services.

Intercompany balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

Balances and transactions with related parties

The Company entered the following transactions with related parties.

Transactions with Topco

The amounts owed from Topco arose from the disposal of PMSL, a previous subsidiary of Paysafe Group Limited. Before the Transaction, the contingent consideration payments from the disposal of PMSL were made by the buyer to Topco and Topco was obligated to transfer the consideration received to Legacy Paysafe (See Note 13), resulting in a receivable from Topco. In connection with the Transaction, Legacy Paysafe transferred the contingent consideration receivable to PGHL and as a result, Topco’s obligation is now with PGHL.

The remaining receivable related to payments made by the buyer to Topco that have not been transferred to the Company. This receivable was GBP denominated and the movement in the balance was due to foreign currency translation. During the year ended December 31, 2022, the company waived the right to the receivable, resulting in a loss which was recognized in "Other income/expense, net." As of both December 31, 2023 and 2022, the amounts owed from Topco related to the disposal of PMSL were $0.

Transactions with PGHL

In January 2018, Legacy Paysafe entered into a shareholder term loan agreement with PGHL for an amount of $317,760, used to fund part of the acquisition price of Paysafe Group Limited. The loan carries interest at a rate equal to the US Applicable Federal Rate. The interest is capitalized to the loan annually and is payable with the principal in July 2026 or earlier at the option of the Company. During the year ended December 31, 2021, in connection with the Transaction, the Company fully settled this loan through the following transactions, (i) an amount of $159,302 was settled in connection with the contingent consideration receivable transfer to PGHL (See Note 13), (ii) an amount of $26,000 was settled in connection with additional contributions from PGHL into Skrill USA, which were funded by Legacy Paysafe. PGHL owns 100% of Skrill USA’s share capital. As a VIE of the Company, Skrill USA’s equity and results were presented as non-controlling interest in the financial statements, and therefore this additional capital contribution was presented as “Contributions from non-controlling interest holders” in the Consolidated Statements of Shareholders' Equity and (iii) the remaining loan balance of $10,694 was released by PGHL as consideration for the issuance of 233,376 additional ordinary shares by Legacy Paysafe, which is presented as “Capital injection in Legacy Paysafe” in the Consolidated Statements of Shareholders' Equity.

The Company had a receivable from PGHL which is interest free and repayable on demand. During the year ended December 31, 2022, the company waived the right to the receivable, resulting in a loss which was recognized in "Other income/expense, net." As of both December 31, 2023 and 2022 this receivable balance was $0.

The amounts outstanding at December 31, 2021 were unsecured and no guarantees were given or received. No allowances for credit losses had been made for debts in respect of the amounts owed by related parties. There was no interest expense on related party transactions for the years ended December 31, 2023, 2022 and 2021.